UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

            Investment Company Act file number    811-22039
                                                --------------

           First Trust Specialty Finance and Financial Opportunities
      --------------------------------------------------------------------
            Fund (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)


        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end:   November 30
                                               --------------

                     Date of reporting period:    May 31, 2011
                                                 --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                  FIRST TRUST
                               SPECIALTY FINANCE
                        AND FINANCIAL OPPORTUNITIES FUND



                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  MAY 31, 2011






                                                             CONFLUENCE
FIRST TRUST                                             INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2011

Shareholder Letter ..........................................................  1
At A Glance .................................................................  2
Portfolio Commentary ........................................................  3
Portfolio of Investments ....................................................  6
Statement of Assets and Liabilities .........................................  9
Statement of Operations ..................................................... 10
Statements of Changes in Net Assets ......................................... 11
Statement of Cash Flows ..................................................... 12
Financial Highlights ........................................................ 13
Notes to Financial Statements ............................................... 14
Additional Information ...................................................... 20


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2011


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Specialty Finance and Financial Opportunities Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. Successful investors understand that the success they have achieved is typically because of their long-term investment perspective through all kinds of markets. While the past two years have been challenging, the markets have been recovering from their lows of 2008-2009, bringing relief to economists and investors alike.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the six months this report covers. I encourage you to read this document and discuss it with your financial advisor.

First Trust has been through many types of markets. That's why we remain committed to being a long-term investor and investment manager and to bringing you quality investment solutions regardless of the inevitable volatility the market experiences. We offer a variety of products that may fit many financial plans to help those investors seeking long-term investment success. You may want to talk to your advisor about the investments First Trust offers that might also fit your financial goals.

At First Trust we continue to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2011 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
President of First Trust Specialty Finance and Financial Opportunities Fund

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
"AT A GLANCE"
AS OF MAY 31, 2011 (UNAUDITED)

----------------------------------------------------------------------
FUND STATISTICS
----------------------------------------------------------------------
Symbol on New York Stock Exchange                                  FGB
Common Share Price                                               $7.64
Common Share Net Asset Value ("NAV")                             $7.90
Premium (Discount) to NAV                                        (3.29)%
Net Assets Applicable to Common Shares                    $112,751,618
Current Monthly Distribution per Common Share(1)               $0.1550
Current Annualized Distribution per Common Share               $0.6200
Current Distribution Rate on Closing Common Share Price(2)       8.12%
Current Distribution Rate on NAV(2)                              7.85%
----------------------------------------------------------------------


-------------------------------------------------
COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
-------------------------------------------------
                 Common Share Price     NAV
5/31/2010                7.24          6.61
6/4/2010                 7.15          6.59
6/11/2010                7.01          6.84
6/18/2010                6.92          6.92
6/25/2010                6.61          6.86
7/2/2010                 6.23          6.52
7/9/2010                 6.59          6.90
7/16/2010                6.46          6.74
7/23/2010                6.61          7.04
7/30/2010                6.81          7.14
8/6/2010                 7.01          7.17
8/13/2010                6.81          6.88
8/20/2010                6.64          6.79
8/27/2010                6.63          6.87
9/3/2010                 7.11          7.12
9/10/2010                7.12          7.19
9/17/2010                6.91          7.23
9/24/2010                7.09          7.32
10/1/2010                7.15          7.49
10/8/2010                7.26          7.62
10/15/2010               7.18          7.69
10/22/2010               7.29          7.74
10/29/2010               7.54          7.77
11/5/2010                7.88          8.09
11/12/2010               7.50          7.80
11/19/2010               7.44          7.66
11/26/2010               7.57          7.75
12/3/2010                7.90          7.91
12/10/2010               8.01          8.09
12/17/2010               7.63          8.00
12/23/2010               7.85          8.13
12/31/2010               7.63          8.06
1/7/2011                 7.82          8.18
1/14/2011                7.93          8.28
1/21/2011                7.82          7.99
1/28/2011                7.71          8.04
2/4/2011                 7.81          8.25
2/11/2011                8.11          8.31
2/18/2011                8.26          8.25
2/25/2011                8.01          8.26
3/4/2011                 8.13          8.28
3/11/2011                7.84          7.98
3/18/2011                7.94          7.80
3/25/2011                7.97          7.96
4/1/2011                 8.18          8.10
4/8/2011                 8.18          8.08
4/15/2011                7.97          7.97
4/21/2011                8.04          8.00
4/29/2011                7.90          8.23
5/6/2011                 7.80          8.01
5/13/2011                7.75          8.00
5/20/2011                7.68          7.79
5/27/2011                7.66          7.77
5/31/2011                7.64          7.90


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

                                                                                      Average Annual
                                                                                       Total Return
                                                 6 Months Ended    1 Year Ended    Inception (5/25/2007)
                                                   5/31/2011        5/31/2011          to 5/31/2011
FUND PERFORMANCE(3)
NAV                                                   6.78%           26.38%              -9.16%
Market Value                                          5.88%           19.40%             -10.94%

INDEX PERFORMANCE
Blended Benchmark(4)                                 18.05%           38.58%                 N/A(5)
MSCI U.S. Investable Market Financials Index         10.76%            9.42%              -8.51%
--------------------------------------------------------------------------------------------------------



-----------------------------------------------------
                                           % OF TOTAL
TOP 10 HOLDINGS                           INVESTMENTS
-----------------------------------------------------
Ares Capital Corp.                             11.5%
PennantPark Investment Corp.                    7.8
Solar Capital, Ltd.                             6.8
MVC Capital, Inc.                               6.2
Annaly Capital Management, Inc.                 4.7
Golub Capital BDC, Inc.                         4.6
BlackRock Kelso Capital Corp.                   4.6
Apollo Investment Corp.                         4.5
Hercules Technology Growth Capital, Inc.        3.9
Cypress Sharpridge Investments, Inc.            3.4
-----------------------------------------------------
                                      Total    58.0%
                                               =====


-----------------------------------------------------
                                           % OF TOTAL
INDUSTRY                                  INVESTMENTS
-----------------------------------------------------
Capital Markets                                79.2%
Real Estate Investment Trusts (REITs)          14.4
Insurance                                       3.3
Diversified Financial Services                  2.5
Health Care Equipment & Supplies                0.4
Thrifts & Mortgage Finance                      0.2
-----------------------------------------------------
                                      Total   100.0%
                                              ======


-----------------------------------------------------
                                           % OF TOTAL
ASSET CLASSIFICATION                      INVESTMENTS
-----------------------------------------------------
Common Stocks:
   Business Development Companies              77.4%
   Residential Mortgage REITs                  13.3
   Domestic                                     6.4
   Specialty Finance/Hybrid REITs               1.2
   Canadian Common Stock*                       0.0
Exchange-Traded Funds                           1.7
-----------------------------------------------------
                                      Total   100.0%
                                              ======

*Amount is less than 0.1%



(1) Most recent distribution paid or declared through 5/31/2011. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 5/31/2011. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4)   Blended benchmark consists of the following (Source: Bloomberg):
         Red Rocks Global Listed Private Equity Index (70%)
         FTSE NAREIT Mortgage REIT Index (20%)
         S&P SmallCap Financials Index (10%)

(5)   Previously, the blended benchmark consisted of the following:
         Red Rocks Listed Private Equity Index (40%)
         FTSE NAREIT Mortgage REIT Index (20%)
         FTSE NAREIT Hybrid REIT Index (20%)
         Merrill Lynch Preferred Stock Hybrid Securities Index (10%)
         Russell 2000 Financial Services Index (10%)
      Certain of these indices were discontinued during 2009, therefore the blended benchmark was changed. See footnote (4) above for the new blended benchmark constituents. As certain of the indices in the new blended benchmark began subsequent to the inception date (5/25/2007) of the Fund, the average annual total return from inception to 5/31/2011 for the blended benchmark cannot be calculated.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2011


                                  SUB-ADVISOR

Confluence Investment Management LLC, a registered investment advisor ("Confluence" or "Sub-Advisor"), located in Saint Louis, Missouri, has served as the Sub-Advisor to First Trust Specialty Finance and Financial Opportunities Fund (NYSE: FGB) since July 29, 2008. The investment professionals at Confluence have over 80 years of aggregate portfolio management experience. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.

                           PORTFOLIO MANAGEMENT TEAM

MARK A. KELLER, CFA - CHIEF EXECUTIVE OFFICER AND CHIEF INVESTMENT OFFICER

Mr. Keller has 30 years of investment experience with a focus on value-oriented equity analysis and management. From 1994 to May 2008, he was the Chief Investment Officer of Gallatin Asset Management, Inc., and its predecessor organization, A.G. Edwards Asset Management, the investment management arm of A.G. Edwards, Inc. From 1999 to 2008, Mr. Keller was Chairman of A.G. Edwards' Investment Strategy Committee, which set investment policy and established asset allocation models for the entire organization. Mr. Keller was a founding member of the A.G. Edwards Investment Strategy Committee, on which he served for over 20 years, the last ten years of which as Chairman of the Committee. Mr. Keller began his career with A.G. Edwards in 1978, serving as an equity analyst for the firm's Securities Research Department from 1979 to 1994. During his last five years in Securities Research, Mr. Keller was Equity Strategist and manager of the firm's Focus List. Mark was a Senior Vice President of A.G. Edwards & Sons, Inc. and of Gallatin Asset Management, Inc., and was a member of the Board of Directors of both companies. Mr. Keller received a Bachelor of Arts from Wheaton College (Illinois) and is a CFA charterholder.

DAVID B. MIYAZAKI, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

Prior to joining Confluence in May 2008, Mr. Miyazaki served as a Portfolio Manager and Analyst with Gallatin Asset Management, Inc., the investment management arm of A.G. Edwards, Inc. Mr. Miyazaki was responsible for equity investments in value-oriented separately managed accounts. He also co-managed the A.G. Edwards' ETF-based asset allocation program. In addition to portfolio management, Mr. Miyazaki served as a member of the A.G. Edwards' Investment Strategy Committee. As a strategist, he was responsible for the firm's quantitative asset allocation models, including its Cyclical Asset Allocation program. Prior to joining A.G. Edwards in 1999, Mr. Miyazaki was a Portfolio Manager at Koch Industries in Wichita, Kansas. His previous experience includes working as an Investment Analyst at Prudential Capital Group in Dallas, Texas, and as a Bond Trader at Barre & Company, also in Dallas. Mr. Miyazaki received a Bachelor of Business Administration from Texas Christian University and is a CFA charterholder.

DANIEL T. WINTER, CFA - SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

Prior to joining Confluence in May 2008, Mr. Winter served as a Portfolio Manager and Analyst with Gallatin Asset Management, Inc., the investment arm of A.G. Edwards, Inc. While at Gallatin, Mr. Winter chaired the portfolio management team responsible for the firm's six value-oriented equity strategies. His responsibilities also included directing the strategy implementation and trading execution for the equity portfolios. Mr. Winter also served as a portfolio manager for the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio which were offered through variable annuities. He was also a member of the firm's Allocation Advisor Committee which oversaw the A.G. Edwards exchange-traded fund focused strategies. Prior to joining the firm's Asset Management division in 1996, Mr. Winter served as a portfolio manager for A.G. Edwards Trust Company. Mr. Winter earned a Bachelor of Arts in business management from Eckerd College and a Master of Business Administration from Saint Louis University. Mr. Winter is a CFA charterholder.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (Continued)
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2011


                                   COMMENTARY

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)

The primary investment objective of the First Trust Specialty Finance and Financial Opportunities Fund ("FGB" or the "Fund") is to seek a high level of current income. As a secondary objective, the Fund seeks an attractive total return. The Fund pursues its investment objectives by investing at least 80% of its managed assets in a portfolio of securities of specialty finance and other financial companies that the Fund's Sub-Advisor believes offer attractive opportunities for income and capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

FGB is a financial sector fund with a particular focus on a niche called business development companies ("BDCs"). BDCs lend to and invest in private companies, often times working with those not large enough to efficiently access the public markets. Each BDC has a unique profile, determined by its respective management teams. Some specialize in particular industries, while others apply a more generalized approach and maintain a diversified portfolio. Both approaches can work effectively and deliver to shareholders a unique and differentiated investment opportunity derived from the private markets. As of May 31, 2011, the Fund had three quarters of its assets invested in 27 BDCs.

The Fund began its fiscal 2011 by participating in the strength of the broad equity markets that characterized the end of 2010 and the beginning of calendar 2011. Even the financial sector, which lagged most other groups throughout 2010, rallied as stock investor optimism related to the economic recovery pushed equities higher. For the three months ended February 28, 2011, the Standard & Poor's 500 Index ("S&P 500") total return was 13.0% and the Fund's market value total return was 9.3%.

However, as we moved into the spring, a variety of concerns began to erode confidence in the stock market. Economic data indicated that growth would likely remain tepid, with ongoing limitations from issues ranging from weakness in residential housing to a stubbornly high unemployment rate. Rising gasoline prices and political unrest in several Arab nations weighed heavily on consumer sentiment. Meanwhile, Europe's debt crisis began to fester, particularly with regard to Greece, even as domestic debates around U.S. debt took center stage. The Japanese earthquake also added to overall uncertainty.

None of these events by themselves was enough to rattle the markets, which generally held up reasonably well as news was reported. However, the collective burden began to weigh on investors, and concerns supplanted optimism. Although the broad equity market managed to grind a bit higher, financial stocks fared worse, burdened by the additional headwinds of an uncertain and punitive regulatory environment. For the six months ended May 31, 2011, the S&P 500's total return was 15.0%, while the Fund's market value total return was 5.88%.

Many BDCs experienced declining valuations in the first half of the Fund's fiscal year. This trend was fairly widespread, even though the fundamentals for many companies were quite solid. In the first few months of 2011, several BDCs were able to successfully raise capital through the issuance of convertibles and other forms of longer-term debt. Although this type of borrowing is more expensive relative to revolving credit, it is also more stable and better matched to BDC investment portfolios. We believe this evolution in the industry is noteworthy, as it improves the durability of capital structures and better positions companies to weather periods when liquidity becomes scarce.

At the same time, BDC loan portfolios held up well, but also experienced a partial transformation. New loan origination activity in the first part of 2011 was meaningful, but refinancing volume was very high. Many borrowers in BDC loan portfolios migrated into positions where they could pay down existing debt and refinance with lower interest rates. For BDCs, this meant many of their higher yielding investments were paid back and proceeds had to be invested into lower-yielding loans.

The combination of higher interest expenses and lower yields on new investments created headwinds for many BDCs to grow their net investment income. This challenge, combined with the aforementioned concerns in the financial sector and broader equity markets, pressured many BDC valuations down throughout most of the first six months of the Fund's fiscal year. Despite these declining valuations, most of the companies were able to post positive returns, an accomplishment that highlights the important role dividends play in delivering shareholder returns.

Outside of BDCs, the Fund also maintained an allocation in Agency MBS REITs. These companies invest in U.S. Agency mortgage-backed securities, utilizing short-term debt from the repurchase markets to fund their positions. Although fundamentals and performance have been good in recent quarters, ongoing uncertainty related to the structure of the U.S. mortgage market, the role of the Federal Reserve in purchasing mortgages, the size and growth of the U.S. deficit and the perception that interest rates may spike higher have all kept a lid on valuations. We continue to view this group favorably, recognizing the variable nature of its earnings and dividends. We believe a measured exposure, established at the right prices, can play a constructive role in pursuing the Fund's income and growth objectives.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (Continued)
--------------------------------------------------------------------------------

      FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND (FGB)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2011


PERFORMANCE ANALYSIS

The Fund's market value total return of 5.88%(1) was close to the Fund's NAV total return of 6.78%(1) as the discount to NAV remained fairly stable, moving from -2.47% to -3.29% during the six months ended May 31, 2011. Although the Fund delivered good absolute returns, it underperformed the blended benchmark(2) total return 18.05%(1). Since FGB is unique in its focus on BDCs, it often performs in a much different manner than other benchmarks, including its own blended benchmark. Also, knowing the Fund has outperformed its blended benchmark by such a wide margin for the past couple years, it is not unexpected that a period of relative underperformance might emerge.

Private equity was the strongest component of the blended benchmark, coming in at 20.7% during the six-month period. Although the private equity component shares some similarities with some of the Fund's BDC holdings, it has many different positions, focused in other industries, most of which are foreign. In contrast, FGB's holdings are focused upon BDCs, which are primarily involved in domestic industries. The top holdings in the Fund emphasize well-run BDCs with carefully constructed portfolios, including Ares Capital, PennantPark, MVC Capital and Solar Capital. Managers of these BDCs have track records of making good investments, while controlling risk.

Higher quality companies don't always deliver the highest returns at all times, and this phenomenon was the case during the six-month period. Among BDCs, Prospect Capital and Kohlberg Capital delivered some of the highest returns. Both of these companies have managed their businesses in recent years in ways that we believe haven't necessarily benefitted shareholders. Along these lines, a BDC with one of the highest returns in the period was American Capital Strategies, a company the Fund has not owned for quite some time. Here too, management has a somewhat checkered performance history and has yet to restore a dividend. At certain times, and at the right valuations, we may include these kinds of names in the portfolio. However, we prefer to overweight the portfolio toward the higher quality BDCs.

The Fund's MBS REITs included Annaly Capital, Cypress Sharpridge and Hatteras Financial. We believe these companies continue to operate their businesses well, benefitting from an environment allowing high returns on equity. The industry raised substantial amounts of equity capital during the six-month period, which likely limited the amount of possible price appreciation for many stocks. Nevertheless, we expect these companies should continue to deliver substantial dividends and believe the return profile going forward has room to improve.

MARKET AND FUND OUTLOOK

The BDC industry continues to march forward and during the six months ended May 31, 2011, four new BDCs had initial public offerings. Medley Capital, Solar Senior Capital, PennantPark Floating Rate, and New Mountain Finance all began trading as public entities, bringing the total number of public BDCs to over two dozen. We are pleased to see the industry continue its growth, particularly when new management teams are able to bring differentiated, shareholder-friendly businesses into the market. We have been able to add many of these newer companies into the FGB portfolio, often times at valuations we believe are attractive.

As we look forward, the landscape appears filled with both challenges and opportunities. We do not expect the U.S. economy to decline into recession, although robust growth doesn't appear to be in the cards, either. High unemployment and weak housing prices are likely to continue weighing on the consumer, whom we expect to remain cautious with guarded spending patterns. We expect interest rates to remain low and credit to remain available for individuals and companies with good credit profiles. Regulations related to financial and healthcare reforms are likely to limit confidence among consumers, businesses and investors, and the upcoming election cycle will probably only increase uncertainty.

On the upside, we believe BDC fundamentals continue to improve and that defaults and non-accruals remain at manageable levels. The industry has recently made good progress in diversifying its sources of debt capital, something that should help companies better prepare for times when liquidity in the markets becomes scarce. Loan portfolio yields are declining, but talented managers are still finding new investments that should accrue benefits to shareholders. Finally, many of the newer BDCs have traded down to valuations we believe are good entry points. In many cases, there is an opportunity to participate in both a valuation recovery and the development and growth of a new BDC dividend. The dual nature of the opportunity aids in the effort to grow the Fund's NAV and improve its dividend.

FGB remains unique among other closed-end funds because of its focus on the BDC industry. Although BDCs and other financials lagged the broader equity markets during the first half of the Fund's fiscal year, we are optimistic looking forward, and believe BDCs offer a differentiated way to pursue income and growth objectives.

--------------------
1 Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value for NAV total returns and changes in Common Share price for market value returns. Total returns do not reflect sales load. Past performance is not indicative of future results.

2  Blended benchmark consists of the following (Source: Bloomberg):
      Red Rocks Global Listed Private Equity Index (70%)
      FTSE NAREIT Mortgage REIT Index (20%)
      S&P SmallCap Financials Index (10%)

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (a)
MAY 31, 2011 (UNAUDITED)

   SHARES                           DESCRIPTION                             VALUE
------------  -------------------------------------------------------   -------------
COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 90.0%

              CAPITAL MARKETS - 86.6%
     517,706  Apollo Investment Corp. (b)............................   $   5,907,025
     896,233  Ares Capital Corp. (b).................................      15,074,639
     602,520  BlackRock Kelso Capital Corp. (b)......................       5,970,973
     238,794  Fifth Street Finance Corp. (b).........................       2,944,330
      89,036  Full Circle Capital Corp...............................         718,521
     420,716  Gladstone Capital Corp. (b)............................       4,232,403
     183,333  Gladstone Investment Corp..............................       1,369,497
     385,302  Golub Capital BDC, Inc. (b) (c)........................       6,037,682
     469,556  Hercules Technology Growth Capital, Inc. (b)...........       5,141,638
     141,200  Horizon Technology Finance Corp. (b)...................       2,238,020
     252,256  Kohlberg Capital Corp..................................       1,995,345
      19,774  Main Street Capital Corp. (b)..........................         369,181
     233,600  MCG Capital Corp. (b)..................................       1,607,168
     164,139  Medley Capital Corp....................................       1,926,992
     603,700  MVC Capital, Inc. (b)..................................       8,137,876
      36,700  New Mountain Finance Corp..............................         481,504
     332,437  NGP Capital Resources Co. (b)..........................       2,636,225
     137,897  PennantPark Floating Rate Capital Ltd..................       1,838,167
     824,000  PennantPark Investment Corp. (b).......................      10,242,320
      12,176  Prospect Capital Corp..................................         142,581
      11,739  Saratoga Investment Corp...............................         243,350
     360,036  Solar Capital, Ltd. (b) (c)............................       8,910,891
       5,000  Solar Senior Capital Ltd...............................          91,052
     333,502  THL Credit, Inc. (b) (c)...............................       4,492,272
      74,140  TICC Capital Corp. (b).................................         759,935
     218,601  Triangle Capital Corp. (b).............................       4,194,953
                                                                        -------------
                                                                           97,704,540
                                                                        -------------
              DIVERSIFIED FINANCIAL SERVICES - 3.4%
     396,566  Medallion Financial Corp. (b)..........................       3,799,102
                                                                        -------------
              TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES...     101,503,642
                                                                        -------------
              (Cost $110,462,435)

COMMON STOCKS - 24.2%

              DIVERSIFIED FINANCIAL SERVICES - 2.9%
     211,200  Compass Diversified Holdings (b).......................       3,296,832
                                                                        -------------
              HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
      59,075  Medical Action Industries, Inc. (b) (c)................         575,391
                                                                        -------------
              INSURANCE - 3.9%
           3  Berkshire Hathaway, Inc., Class A (b) (c)..............         356,325
      83,700  Fidelity National Financial, Inc., Class A (b).........       1,337,526
       3,250  Markel Corp. (b) (c)...................................       1,344,428
      38,475  W.R. Berkley Corp. (b).................................       1,273,907
                                                                        -------------
                                                                            4,312,186
                                                                        -------------
              OIL, GAS & CONSUMABLE FUELS - 0.0%
         100  ARC Resources Ltd. (CAD)...............................           2,765
          81  Progress Energy Resources Corp. (CAD)..................           1,158
                                                                        -------------
                                                                                3,923
                                                                        -------------


Page 6                 See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MAY 31, 2011 (UNAUDITED)

   SHARES                           DESCRIPTION                             VALUE
------------  -------------------------------------------------------   -------------
COMMON STOCKS - (Continued)
              REAL ESTATE INVESTMENT TRUSTS (REITS) - 16.8%
     339,500  Annaly Capital Management, Inc. (b)....................   $   6,155,135
     350,573  Cypress Sharpridge Investments, Inc. (b)...............       4,501,357
     192,307  Cypress Sharpridge Investments, Inc. (d)...............       2,469,222
      46,282  Hatteras Financial Corp. (b)...........................       1,351,897
     100,000  Hatteras Financial Corp. (b) (d).......................       2,921,000
     341,447  NorthStar Realty Finance Corp..........................       1,495,538
                                                                        -------------
                                                                           18,894,149
                                                                        -------------
              THRIFTS & MORTGAGE FINANCE - 0.2%
      19,500  Northwest Bancshares, Inc..............................         244,725
                                                                        -------------
              TOTAL COMMON STOCKS....................................      27,327,206
              (Cost $25,963,873)                                        -------------

EXCHANGE-TRADED FUNDS - 2.0%

              CAPITAL MARKETS - 2.0%
      55,000  SPDR Barclays Capital High Yield Bond ETF (b)..........       2,248,400
                                                                        -------------
              TOTAL EXCHANGE-TRADED FUNDS............................       2,248,400
              (Cost $1,864,608)                                         -------------

              TOTAL INVESTMENTS - 116.2%.............................     131,079,248
              (Cost $138,290,916) (e)

              OUTSTANDING LOAN - (17.7%).............................     (20,000,000)
              NET OTHER ASSETS AND LIABILITIES - 1.5%................       1,672,370
                                                                        -------------
              NET ASSETS - 100.0%....................................   $ 112,751,618
                                                                        =============

------------------------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of this security is available to serve as collateral on the outstanding loan.

(c)   Non-income producing security.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of May 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,947,128 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,158,796.

CAD   Canadian Dollar



                       See Notes to Financial Statements                  Page 7

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS (a) - (Continued)
MAY 31, 2011 (UNAUDITED)



VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of May 31, 2011 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2         LEVEL 3
                                                            TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                          5/31/2011        PRICES          INPUTS          INPUTS
                                                        ------------    ------------    ------------    ------------
Common Stocks - Business Development Companies*....     $101,503,642    $101,503,642    $         --    $         --
Common Stocks*.....................................       27,327,206      27,327,206              --              --
Exchange-Traded Funds*.............................        2,248,400       2,248,400              --              --
                                                        ------------    ------------    ------------    ------------
TOTAL INVESTMENTS..................................     $131,079,248    $131,079,248    $         --    $         --
                                                        ============    ============    ============    ============


* See Portfolio of Investments for industry breakout.


Page 8                 See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2011 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $138,290,916).........................................................................      $131,079,248
Cash...........................................................................................         1,095,732
Prepaid expenses...............................................................................            18,837
Receivables:
   Investment securities sold..................................................................           924,925
   Dividends...................................................................................           175,068
   Interest....................................................................................               282
                                                                                                     ------------
      Total Assets.............................................................................       133,294,092
                                                                                                     ------------
LIABILITIES:
Outstanding loan...............................................................................        20,000,000
Payables:
   Investment securities purchased.............................................................           342,259
   Investment advisory fees....................................................................           113,474
   Audit and tax fees..........................................................................            28,901
   Printing fees...............................................................................            20,563
   Administrative fees.........................................................................            10,718
   Trustees' fees and expenses.................................................................             6,770
   Custodian fees..............................................................................             4,412
   Interest and fees on loan...................................................................             4,074
   Legal fees..................................................................................             4,033
   Transfer agent fees.........................................................................             3,945
Other liabilities..............................................................................             3,325
                                                                                                     ------------
   Total Liabilities...........................................................................        20,542,474
                                                                                                     ------------
NET ASSETS.....................................................................................      $112,751,618
                                                                                                     ============
NET ASSETS consist of:
Paid-in capital................................................................................      $267,258,367
Par value......................................................................................           142,783
Accumulated net investment income (loss).......................................................        (1,817,178)
Accumulated net realized gain (loss) on investments............................................      (145,620,686)
Net unrealized appreciation (depreciation) on investments......................................        (7,211,668)
                                                                                                     ------------
NET ASSETS.....................................................................................      $112,751,618
                                                                                                     ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...........................      $       7.90
                                                                                                     ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....        14,278,252
                                                                                                     ============


                       See Notes to Financial Statements                  Page 9

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $12)..............................................      $  5,662,610
Interest.......................................................................................               848
                                                                                                     ------------
   Total investment income.....................................................................         5,663,458
                                                                                                     ------------
EXPENSES:
Investment advisory fees.......................................................................           668,954
Interest and fees on loan......................................................................           145,252
Administrative fees............................................................................            63,176
Printing fees..................................................................................            34,397
Audit and tax fees.............................................................................            24,397
Trustees' fees and expenses....................................................................            19,843
Transfer agent fees............................................................................            16,674
Custodian fees.................................................................................             8,753
Legal fees.....................................................................................             4,574
Other..........................................................................................            42,052
                                                                                                     ------------
   Total expenses..............................................................................         1,028,072
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................         4,635,386
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................        (3,137,169)
   Net change in unrealized appreciation (depreciation) on investments.........................         5,818,873
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................         2,681,704
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $  7,317,090
                                                                                                     ============


Page 10                See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS
                                                                                        ENDED            YEAR
                                                                                      5/31/2011         ENDED
                                                                                     (UNAUDITED)      11/30/2010
                                                                                     ------------    ------------
OPERATIONS:
Net investment income (loss).......................................................  $  4,635,386    $  7,950,049
Net realized gain (loss)...........................................................    (3,137,169)    (14,346,258)
Net change in unrealized appreciation (depreciation)...............................     5,818,873      39,494,487
                                                                                     ------------    ------------
Net increase (decrease) in net assets resulting from operations....................     7,317,090      33,098,278
                                                                                     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................    (4,426,258)     (8,279,365)
Net realized gain..................................................................            --              --
Return of capital..................................................................            --        (345,136)
                                                                                     ------------    ------------
Total distributions to shareholders................................................    (4,426,258)     (8,624,501)
                                                                                     ------------    ------------
CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested.............................................            --         317,642
Net increase (decrease) in net assets resulting from capital transactions..........            --         317,642
                                                                                     ------------    ------------
Total increase (decrease) in net assets............................................     2,890,832      24,791,419
                                                                                     ------------    ------------
NET ASSETS:
Beginning of period................................................................   109,860,786      85,069,367
                                                                                     ------------    ------------
End of period......................................................................  $112,751,618    $109,860,786
                                                                                     ============    ============
Accumulated net investment income (loss) at end of period..........................  $ (1,817,178)   $ (2,026,306)
                                                                                     ============    ============
CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................    14,278,252      14,231,333
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........            --          46,919
                                                                                     ------------    ------------
Common Shares at end of period.....................................................    14,278,252      14,278,252
                                                                                     ============    ============



                       See Notes to Financial Statements                 Page 11

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations....................  $  7,317,090
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
      Purchases of investments.....................................................    (9,268,784)
      Sales, maturities and paydowns of investments................................     7,124,167
      Net realized gain/loss on investments........................................     3,137,169
      Net change in unrealized appreciation/depreciation on investments............    (5,818,873)
CHANGES IN ASSETS AND LIABILITIES:
      Decrease in interest receivable..............................................            73
      Decrease in dividends receivable.............................................        49,037
      Decrease in prepaid expenses.................................................         9,183
      Increase in interest and fees on loan payable................................         2,783
      Increase in investment advisory fees payable.................................         7,152
      Decrease in audit and tax fees payable.......................................       (20,284)
      Decrease in legal fees payable...............................................           (36)
      Decrease in printing fees payable............................................        (9,278)
      Increase in administrative fees payable......................................           680
      Increase in custodian fees payable...........................................         1,499
      Increase in transfer agent fees payable......................................         1,289
      Increase in Trustees' fees and expenses payable..............................           137
      Increase in other liabilities payable........................................         2,486
                                                                                     ------------
CASH PROVIDED BY OPERATING ACTIVITIES..............................................                  $  2,535,490
                                                                                                     ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Distributions to Common Shareholders from net investment income..............    (6,639,387)
      Issuances of loan............................................................     2,000,000
                                                                                     ------------
CASH USED IN FINANCING ACTIVITIES..................................................                    (4,639,387)
                                                                                                     ------------
Decrease in cash...................................................................                    (2,103,897)
Cash at beginning of period........................................................                     3,199,629
                                                                                                     ------------
Cash at end of period..............................................................                  $  1,095,732
                                                                                                     ============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees..................................                  $    127,181
                                                                                                     ============


Page 12                See Notes to Financial Statements

FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     SIX MONTHS
                                                       ENDED            YEAR            YEAR            YEAR           PERIOD
                                                     5/31/2011         ENDED           ENDED           ENDED            ENDED
                                                    (UNAUDITED)      11/30/2010      11/30/2009    11/30/2008 (b)  11/30/2007 (a)
                                                   --------------  --------------  --------------  --------------  --------------
Net asset value, beginning of period ...........      $   7.69        $   5.98        $   4.51        $  13.73        $  19.10 (c)
                                                      --------        --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................          0.32            0.56            0.65            1.02            0.70
Net realized and unrealized gain (loss) ........          0.20            1.76            1.43           (8.88)          (5.32)
                                                      --------        --------        --------        --------        --------
Total from investment operations ...............          0.52            2.32            2.08           (7.86)          (4.62)
                                                      --------        --------        --------        --------        --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................         (0.31)          (0.59)          (0.55)          (1.27)          (0.71)
Net realized gain ..............................            --              --              --              --              --

Return of capital ..............................            --           (0.02)          (0.06)          (0.09)             --
                                                      --------        --------        --------        --------        --------
Total from distributions .......................         (0.31)          (0.61)          (0.61)          (1.36)          (0.71)
                                                      --------        --------        --------        --------        --------
Net asset value, end of period .................      $   7.90        $   7.69        $   5.98        $   4.51        $  13.73
                                                      ========        ========        ========        ========        ========
Market value, end of period ....................      $   7.64        $   7.50        $   5.43        $   3.29        $  14.23
                                                      ========        ========        ========        ========        ========
TOTAL RETURN BASED ON NET ASSET VALUE (d).......          6.78%          40.04%          56.00%        (61.38)%         (24.53)%
                                                      ========        ========        ========        ========        ========
TOTAL RETURN BASED ON MARKET VALUE (d)..........          5.88%          50.41%          94.18%        (72.80)%         (25.36)%
                                                      ========        ========        ========        ========        ========

-----------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........      $112,752        $109,861        $ 85,069        $ 64,208        $193,070
Ratio of total expenses to average net assets ..         1.79% (e)       1.83%           2.29%           2.72%           1.99% (e)
Ratio of total expenses to average net assets
   excluding interest expense ..................         1.54% (e)       1.58%           1.94%           1.73%           1.41% (e)
Ratio of net investment income (loss) to
   average net assets ..........................         8.07% (e)       7.93%          13.36%           9.53%           8.64% (e)
Portfolio turnover rate ........................            6%             24%             20%             15%              3%
INDEBTEDNESS:
Total loan outstanding (in 000's) ..............      $ 20,000        $ 18,000        $ 14,350        $ 11,450        $ 36,000
Asset coverage per $1,000 of indebtedness (f)...      $  6,638        $  7,103        $  6,928        $  6,608        $  6,363

-----------------------

(a) Initial seed date of April 23, 2007. The Fund commenced operations on May 25, 2007.

(b) On July 29, 2008, Confluence Investment Management LLC became the sub-advisor to the Fund.

(c)   Net of sales load of $0.90 per share on initial offering.

(d) Total return is based on the combination of reinvested dividend, capital gain and return of capidistributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(e)   Annualized.

(f) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the loan outstanding) and dividing by the loan outstanding in 000's.


                       See Notes to Financial Statements                 Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2011 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust Specialty Finance and Financial Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 20, 2007, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FGB on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. The Fund seeks attractive total return as a secondary objective. Under normal market conditions, the Fund invests at least 80% of its Managed Assets in a portfolio of securities of specialty finance and other financial companies that Confluence Investment Management LLC ("Confluence" or the "Sub-Advisor") believes offer attractive opportunities for income and capital appreciation. Under normal market conditions, the Fund concentrates its investments in securities of companies within industries in the financial sector. "Managed Assets" means the average daily total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

1)    the type of security;

2)    the size of the holding;

3)    the initial cost of the security;

4)    transactions in comparable securities;

5)    price quotes from dealers and/or pricing services;

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2011 (UNAUDITED)


6)    relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8)    an analysis of the issuer's financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1)    the value of similar foreign securities traded on other foreign markets;

2)    ADR trading of similar securities;

3)    closed-end fund trading of similar securities;

4)    foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6)    factors relating to the event that precipitated the pricing problem;

7)    whether the event is likely to recur; and

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

  o  Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

  o  Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
               o  Quoted prices for similar securities in active markets.
               o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
               o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
               o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

  o  Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of May 31, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis, including the amortization of premiums and accretion of discounts.

The Fund may hold real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the REIT to the extent of the cost basis of such REIT investments. The actual character of amounts received during the year is not known until after the fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The Fund's characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

The Fund may also hold business development companies ("BDCs"), exchange-traded funds ("ETFs") and Canadian income trusts ("ClTs"). The tax character of distributions received from these securities may vary when reported by the issuer after their tax reporting periods conclude.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2011 (UNAUDITED)


C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of May 31, 2011, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.


                                       ACQUISITION                                                            % OF
SECURITY                                  DATE         SHARES     PRICE     CARRYING COST      VALUE       NET ASSETS
                                       -----------    --------    ------    -------------    ----------    ----------
Cypress Sharpridge Investments, Inc.     5/19/08      192,307     $12.84     $2,999,989      $2,469,222       2.19%
Hatteras Financial Corp.                 1/29/08      100,000      29.21      2,400,000       2,921,000       2.59
                                                                             ----------      ----------       -----
                                                                             $5,399,989      $5,390,222       4.78%
                                                                             ==========      ==========       =====

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended November 30, 2010 was as follows:

Distributions paid from:
   Ordinary income.......................................  $  8,279,365
   Return of capital.....................................       345,136

As of November 30, 2010, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income............................  $         --
Undistributed capital gains..............................            --
                                                           ------------
Total undistributed earnings.............................            --
Accumulated capital and other losses.....................  (139,506,304)
Net unrealized appreciation (depreciation)...............   (15,820,931)
                                                           ------------
Total accumulated earnings (losses)......................  (155,327,235)
Other....................................................    (2,213,129)
Paid-in capital..........................................   267,401,150
                                                           ------------
Net assets...............................................  $109,860,786
                                                           ============

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

Certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended November 30, 2010, the Fund elected to defer net realized capital losses of $1,266,946 incurred between November 1, 2010 and November 30, 2010.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2011 (UNAUDITED)


apply when there has been a 50% change in ownership. At November 30, 2010, the Fund had a capital loss carryforward for federal income tax purposes of $138,239,358, expiring as follows:

         EXPIRATION DATE          AMOUNT
         November 30, 2015        $ 5,166,354
         November 30, 2016        $62,747,095
         November 30, 2017        $55,647,845
         November 30, 2018        $14,678,064

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2007, 2008, 2009 and 2010 remain open to federal and state audit. As of May 31, 2011, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 effective for tax years beginning after December 22, 2010. Management is currently evaluating the impact the Act will have on future financial statements, if any.

F. EXPENSES:

The Fund will pay all expenses directly related to its operations.

G. ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Confluence serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid by First Trust from its investment advisory fee.

On May 7, 2008, First Trust Portfolios L.P., an affiliate of the Advisor, paid $200,000 for an equity ownership interest in Confluence, which was subsequently converted into debt. Accordingly, First Trust Portfolios L.P. currently holds a promissory note from Confluence with a stated principal amount of $200,000, an annual interest rate of 3.20% and a stated maturity date of June 30, 2015.

James A. Bowen, the President of First Trust, on October 12, 2010, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). The consummation of the Transaction was deemed to be an "assignment" (as defined in the 1940 Act) of the Fund's investment management agreement and investment sub-advisory agreement and resulted in the automatic termination of the agreements.

The Board of Trustees of the Fund approved an interim investment management agreement with First Trust and an interim investment sub-advisory agreement, which were entered into effective upon the closing of the Transaction and would be in effect for a maximum period of 150 days. A new investment management agreement with First Trust and a new investment sub-advisory agreement were approved by the Board of Trustees of the Fund and were submitted to shareholders of the Fund as of the record date (September 30, 2010) for approval to take effect upon such shareholder approval. A special shareholder meeting of the Fund to vote on a proposal to approve the new investment management agreement and the new investment sub-advisory agreement was held on January 3, 2011, at which time the new investment management agreement and new investment sub-advisory agreement were approved by the Fund's shareholders. Until January 3, 2011, advisory fees payable to First Trust and EIP were held in escrow. See Submission of Matters to a Vote of Shareholders, in the Additional Information section of this report, for the results.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2011 (UNAUDITED)


BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, serves as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustee") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with Board or Committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Fund for serving in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended May 31, 2011 were $9,611,043 and $8,049,092, respectively.

                              5. CREDIT AGREEMENT

On February 2, 2010, the Fund entered into a committed facility agreement with BNP (the "BNP Facility"), which currently has a maximum commitment amount of $25,000,000. The committed facility required an upfront payment from the Fund equal to $90,000. Absent certain events of default or failure to maintain certain collateral requirements, BNP may not terminate the BNP Facility agreement except upon 180 calendar days prior notice. The borrowing rate under the BNP Facility is equal to the 3-month LIBOR plus 100 basis points. Effective June 13, 2011, the borrowing rate under the BNP Facility was decreased to 3-month LIBOR plus 80 basis points. In addition, under the BNP Facility, the Fund pays a commitment fee of 0.85% on the undrawn amount.

The average amount outstanding for the six months ended May 31, 2011 was $19,054,945, with a weighted average interest rate of 1.29%. As of May 31, 2011, the Fund had outstanding borrowings of $20,000,000 under the BNP Facility. The high and low annual interest rates for the six months ended May 31, 2011 were 1.31% and 1.25%, respectively, and the interest rate at May 31, 2011 was 1.25%.

                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             7. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

FINANCIAL SECTOR CONCENTRATION RISK: Under normal market conditions, the Fund will invest at least 25% of its total assets in securities of companies within industries in the financial sector. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. Specialty finance and other financial companies in general are subject to extensive government regulation, which may change frequently. The profitability of specialty finance and other financial companies is largely dependent upon the availability and cost of capital funds, and may fluctuate

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2011 (UNAUDITED)


fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of specialty finance and other financial companies. Financial companies can be highly dependent upon access to capital markets and any impediments to such access, such as general economic conditions or a negative perception in the capital markets of a company's financial condition or prospects, could adversely affect its business. Leasing companies can be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

BUSINESS DEVELOPMENT COMPANY ("BDC") RISK: Investments in closed-end funds that elect to be treated as BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity markets or capital raising. As a result, a BDC's portfolio could include a substantial amount of securities purchased in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. Investments in BDCs are subject to various risks, including management's ability to meet the BDC's investment objective, and to manage the BDC's portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV.

REIT, MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISKS: Investing in REITs involves certain unique risks in addition to investing in the real estate industry in general. REITs are subject to interest rate risk (especially mortgage REITs) and the risk of default by lessees or borrowers. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by the ability of the issuers of its portfolio of mortgages to repay their obligations. REITs whose underlying assets are concentrated in properties used by a particular industry are also subject to risks associated with such industry. REITs may have limited financial resources, their securities may trade less frequently and in a limited volume, and their securities may be subject to more abrupt or erratic price movements than larger company securities.

In addition to REITs, the Fund may invest in a variety of other mortgage-related securities, including commercial mortgage securities and other mortgage-backed instruments. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. In addition, mortgage-related securities are subject to prepayment risk, the risk that borrowers may pay off their mortgages sooner than expected, particularly when interest rates decline. This can reduce the Fund's returns because the Fund may have to reinvest that money at lower prevailing interest rates.

The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares with respect to the payment of dividends or upon liquidation. If the Fund is not in compliance with certain credit facility provisions, the Fund may not be permitted to declare dividends or other distributions or purchase Common Shares.

NON-DIVERSIFICATION RISK: Because the Fund is non-diversified, it is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

                              8. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2011 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (Continued)
--------------------------------------------------------------------------------

         FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND
                            MAY 31, 2011 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

A special meeting of shareholders of the Fund was held on January 3, 2011. At the meeting, shareholders approved a new investment management agreement between the Fund and First Trust and a new investment sub-advisory agreement between the Fund, First Trust and Confluence. 7,178,163 (50.27%) of the outstanding voting securities were voted at the meeting. The number of votes cast in favor of the new investment management agreement was 6,102,190, the number of votes against was 227,555, and the number of abstentions was 848,418. The number of votes cast in favor of the new investment sub-advisory agreement was 6,101,227, the number of votes against was 226,941, and the number of abstentions was 849,995. The terms of the new investment management agreement and new investment sub-advisory agreement are substantially similar to the terms of the previous agreements.

The Joint Annual Meeting of Shareholders of the Common Shares of Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Strategic High Income Fund III, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund and First Trust High Income Long/Short Fund was held on April 18, 2011. At the Meeting, Robert F. Keith was elected by the Common Shareholders of the First Trust Specialty Finance and Financial Opportunities Fund as a Class I Trustee for a three-year term expiring at the Fund's annual meeting of shareholders in 2014. The number of votes cast in favor of Mr. Keith was 12,260,513, the number of votes against was 260,672 and the number of abstentions was 1,757,067. James A. Bowen, Neil B. Nielson, Richard E. Erickson and Thomas R. Kadlec are the other current and continuing Trustees.

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

FIRST TRUST



INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
349 Marshall Avenue, Suite 302
Saint Louis, MO 63119

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
BNY Mellon Investment Servicing Trust Company
Formerly, PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA  19153

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[Blank Back Cover]

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.



ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1)  Not applicable.

   (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
           Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     First Trust Specialty Finance and Financial Opportunities Fund
               -----------------------------------------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                            ----------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date  July 18, 2011
     ---------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                            ----------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date  July 18, 2011
     ---------------------


By (Signature and Title)*   /s/ Mark R. Bradley
                            ----------------------------------------------------
                            Mark R. Bradley, Treasurer, Chief Financial Officer
                            and Chief Accounting Officer
                            (principal financial officer)

Date  July 18, 2011
     ---------------------


* Print the name and title of each signing officer under his or her signature.